Related party disclosures - Summary of Compensation for the Supervisory Board (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	€ 429	€ 348	€ 379
Share-based compensation expense	2,192	1,318	1,336
Total cash compensation	2,621	1,666	1,715
Peter Chambre [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	85	80	80
Share-based compensation expense	285	203	178
Total cash compensation	370	283	258
Friedrich von Bohlen und Halbach [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation			40
Share-based compensation expense			206
Total cash compensation			246
Michael G. Atieh [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	68	60	55
Share-based compensation expense	285	203	177
Total cash compensation	353	263	232
Paul Carter [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	63	56	52
Share-based compensation expense	285	203	177
Total cash compensation	348	259	229
Heather L. Mason [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	48	43	40
Share-based compensation expense	285	203	177
Total cash compensation	333	246	217
Adam Stone [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	48	43	40
Share-based compensation expense	285	203	177
Total cash compensation	333	246	217
Nancy Valente [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation			32
Share-based compensation expense			64
Total cash compensation			96
Mathias Hothum [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	48	23
Share-based compensation expense	269	97
Total cash compensation	317	120
Eliot Forster [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	48	43	40
Share-based compensation expense	287	206	180
Total cash compensation	335	€ 249	€ 220
Alise Reicin [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	21
Share-based compensation expense	211
Total cash compensation	€ 232